Shareholders' Equity (Details) - Schedule of ordinary share capital - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of ordinary share capital [Abstract]
Ordinary shares Authorized	47,800,000	47,800,000
Ordinary shares Issued	19,851,833	18,756,570
Ordinary shares outstanding	19,851,833	18,756,570